Financial Instruments and Risk Management (Derivatives Not Designated as Hedging Instruments Fair Values of Derivative Instruments) (Details) (Not Designated as Hedging Instrument, USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value	$ 1,309,405	$ 642,118
Liability Derivatives, Fair Value	1,308,362	639,665
Prepaid expenses and other current assets | Foreign currency forward contracts
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value	6,405	5,818
Other assets | Purchased cash convertible note hedge
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value	1,303,000	636,300
Other current liabilities | Foreign currency forward contracts
Derivatives, Fair Value [Line Items]
Liability Derivatives, Fair Value	5,362	3,365
Long-term debt | Cash conversion feature of Cash Convertible Notes
Derivatives, Fair Value [Line Items]
Liability Derivatives, Fair Value	$ 1,303,000	$ 636,300